Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2021
Statement [LineItems]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
During the period from October 1 to November 16, 2021 and from November 22 to November 26, 2021, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy to support the construction of the Dos Bocas Refinery. On November 19, 2021, the Mexican Government contributed Ps. 32,615,539 for the repayment of the debt of Petróleos Mexicanos. These amounts are reflected in the table below:

Date		Amount
October 5	Ps.	1,500,000
October 12		2,400,000
October 19		1,000,000
October 26		1,000,000
November 5		1,000,000
November 16		1,000,000
November 19		32,615,539
November 22		1,000,000
November 26		1,355,290

Total	Ps.	42,870,829